Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 128,542	$ 117,871
Restricted cash	11,938	13,807
Accounts receivable, net	2,840	1,382
Accounts receivable from related parties	677	300
Deposits for equipment	165,662	358,791
Digital assets	40,664	234,298
Prepaid expenses and other current assets	161,234	30,111
Total Current Assets	511,557	756,560
Property, plant and equipment, net	1,049,070	597,304
Goodwill	266,038	1,055,760
Intangible assets, net	3,590	8,195
Other noncurrent assets	14,903	21,045
Total Assets	1,845,158	2,438,864
Current Liabilities:
Accounts payable	31,252	11,617
Accrued expenses and other	124,488	67,862
Deferred revenue	71,837	63,417
Deferred revenue from related parties	36,923	72,945
Derivative warrant liabilities	5,808	0
Finance lease liabilities, current portion	28,570	28,452
Notes payable, current portion	217,674	75,996
Total Current Liabilities	516,552	320,289
Finance lease liabilities, net of current portion	48,701	62,145
Notes payable, net of current portion (includes $726,554 and $557,007 at fair value)	852,323	652,213
Other noncurrent liabilities	11,130	18,531
Total Liabilities	1,428,706	1,053,178
Contingently redeemable convertible preferred stock; $0.0001 par value; 2,000,000 shares authorized; — and 10,826 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively; $— and $45,164 total liquidation preference at June 30, 2022 and December 31, 2021, respectively	0	44,476
Commitments and contingencies (Note 10)
Stockholders' Equity:
Common stock; $0.0001 par value; 10,000,000 shares authorized at both June 30, 2022 and December 31, 2021; 353,481 and 271,576 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	35	27
Additional paid-in capital	1,695,748	1,379,581
Accumulated deficit	(1,304,111)	(27,432)
Accumulated other comprehensive income (loss)	24,780	(10,966)
Total Stockholders' Equity	416,452	1,341,210
Total Liabilities, Redeemable Preferred Stock and Stockholders' Equity	$ 1,845,158	$ 2,438,864